Pensions - Net pension liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 184	$ 206	$ 214
Losses (gains) from curtailment, settlement or plan amendment	0	3	20
Changes in notional contribution liability	55	56	55
Net pension liability				$ (2,981)	$ (2,774)
Represented by
Asset recognised as non-current pension assets (funded plan)				1,310	1,093
Liability recognised as non-current pension liabilities (unfunded plans)				(4,292)	(3,867)
Actual return on assets				501	527
Funded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	4,496
Defined benefit obligations, ending balance	4,927	4,496
Represented by
DBO specified by funded and unfunded pension plans	4,496	4,496		4,927	4,496
Unfunded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	3,867
Defined benefit obligations, ending balance	4,288	3,867
Represented by
DBO specified by funded and unfunded pension plans	3,867	3,867		4,288	3,867
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	8,363	8,176
Current service cost	184	206
Interest cost	203	263
Actuarial (gains) losses - Financial assumptions	443	(23)
Actuarial (gains) losses - Experience	(61)	6
Benefits paid	(250)	(236)
Losses (gains) from curtailment, settlement or plan amendment	0	0
Paid-up policies	(7)	(14)
Foreign currency translation	286	(71)
Changes in notional contribution liability	55	56
Defined benefit obligations, ending balance	9,216	8,363	8,176
Represented by
DBO specified by funded and unfunded pension plans	9,216	8,363	8,176	$ 9,216	$ 8,363
Defined benefit plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets, beginning balance	5,589	5,187
Interest income	117	143
Return on plan assets (excluding interest income)	385	384
Company contributions	96	127
Benefits paid	(113)	(195)
Paid-up policies	(7)	(13)
Foreign currency translation	167	(44)
Fair value of plan assets, ending balance	$ 6,234	$ 5,589	$ 5,187